Operating and Geographic Segmentation - Summary of Average Assets, Grouped by Operating Segment (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of operating segments [line items]
Average Earning Assets	$ 1,145,632	$ 979,341
Canadian Personal and Commercial Banking [member]
Disclosure of operating segments [line items]
Average Earning Assets	303,855	278,022
United States Personal and Commercial Banking [member]
Disclosure of operating segments [line items]
Average Earning Assets	202,155	138,094
All Other Operating Segments [member]
Disclosure of operating segments [line items]
Average Earning Assets	$ 639,622	$ 563,225